Share based payment reserve (Details 1) - Stock Options [member]	12 Months Ended
Aug. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Beginning balance | shares	7,352,000
Beginning balance, weighted average exercise price | $ / shares	$ 0.41
Options exercised | shares	(1,000)
Options excersied, weighted average exercise price | $ / shares	$ 0.40
Ending balance | shares	7,351,000
Ending balance, weighted average exercise price | $ / shares	$ 0.41